Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Long-Term Debt [Abstract]
LONG-TERM DEBT

6.    LONG-TERM DEBT

At September 30, 2016 and December 31, 2015, our long-term debt consisted of the following:

	September 30,	December 31,
	2016	2015

Oncor (a):
5.000% Fixed Senior Notes due September 30, 2017	$324	$324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	250
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
2.950% Fixed Senior Notes due April 1, 2025	350	350
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
3.750% Fixed Senior Notes due April 1, 2045	550	375
Unamortized discount and debt issuance costs	(38)	(54)
Less amount due currently	(324)	-
Long-term debt, less amounts due currently — Oncor	5,513	5,646

Bondco (b):
5.290% Fixed Series 2004 Bonds due May 15, 2016	-	41
Total	-	41
Less amount due currently	-	(41)
Long-term debt, less amounts due currently — Bondco	-	-
Total long-term debt, less amounts due currently	$5,513	$5,646

__________

(a)   Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.

(b)   The transition bonds were nonrecourse to Oncor and were issued to securitize a regulatory asset.

Debt-Related Activity in 2016

Debt Repayments

Repayments of long-term debt in the nine months ended September 30, 2016 totaled $41 million, representing the final transition bond principal payment at the scheduled maturity date.

Issuance of Senior Secured Notes

In August 2016, we completed the sale of $175 million aggregate principal amount of 3.75% senior secured notes maturing in April 2045 (Additional 2045 Notes).  The Additional 2045 Notes were an additional issuance of our 3.75% senior secured notes maturing in April 2045, $375 million aggregate principal amount of which were previously issued in March 2015 (2045 Notes).  The Additional 2045 Notes were issued as part of the same series as the 2045 Notes.  We used the net proceeds of approximately $185 million from the sale of the Additional 2045 Notes to repay borrowings under our revolving credit facility and for general corporate purposes.  The Additional 2045 Notes and 2045 Notes are secured by the first priority lien and are secured equally and ratably with all of our other secured indebtedness as discussed below.

Interest on the Additional 2045 Notes is payable in cash semiannually in arrears on April 1 and October 1 of each year, beginning on October 1, 2016.  We may at our option redeem the Additional 2045 Notes, in whole or in part, at any time, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and, until October 1, 2044, a make-whole premium.  The Additional 2045 Notes also contain customary events of default, including failure to pay principal or interest on the notes when due.

The Additional 2045 Notes were issued in a private placement and were not registered under the Securities Act of 1933, as amended.  We have agreed, subject to certain exceptions, to register with the SEC notes having substantially identical terms as the Additional 2045 Notes (except for provisions relating to the transfer restriction and payment of additional interest) as part of an offer to exchange freely tradable exchange notes for the Additional 2045 Notes.  We have agreed to use commercially reasonable efforts to cause the exchange offer to be completed within 315 days after the issue date of the Additional 2045 Notes.  If a registration statement for the exchange offer is not declared effective by the SEC within 270 days after the issue date of the Additional 2045 Notes or the exchange offer is not completed within 315 days after the issue date of the Additional 2045 Notes (an exchange default), then the annual interest rate on the Additional 2045 Notes will increase 50 basis points per annum until the earlier of the expiration of the exchange default or the second anniversary of the issue date of the Additional 2045 Notes.

Deed of Trust

Our secured indebtedness, including the revolving credit facility described in Note 5, is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness (including borrowings under our revolving credit facility) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At September 30, 2016, the amount of available bond credits was $2.534 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $1.586 billion.

Fair Value of Long-Term Debt

At September 30, 2016 and December 31, 2015, the estimated fair value of our long-term debt (including current maturities, if any) totaled $7.112 billion and $6.287 billion, respectively, and the carrying amount totaled $5.837 billion and $5.687 billion, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

7.    LONG-TERM DEBT

At December 31, 2015 and 2014, our long-term debt consisted of the following:

	December 31,
	2015	2014

Oncor (a):
6.375% Fixed Senior Notes due January 15, 2015	$-	$500
5.000% Fixed Senior Notes due September 30, 2017	324	324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	250
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
2.950% Fixed Senior Notes due April 1, 2025	350	-
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
3.750% Fixed Senior Notes due April 1, 2045	375	-
Unamortized discount and debt issuance costs	(54)	(51)
Less amount due currently	-	(500)
Long-term debt, less amounts due currently — Oncor	5,646	4,924

Bondco (b):
5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015	-	54
5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016	41	126
Debt issuance costs	-	(1)
Total	41	179
Less amount due currently	(41)	(139)
Long-term debt, less amounts due currently — Bondco	-	40
Total long-term debt, less amounts due currently	$5,646	$4,964

__________

(a)Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.

(b)The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.

Debt-Related Activity in 2015

Debt Repayments

Repayments of long-term debt in 2015 totaled $639 million consisting of $500 million aggregate principal amount of 6.375% senior secured notes paid at the scheduled maturity date of January 15, 2015 and $139 million of transition bond principal payments at scheduled maturity dates.

Issuance of New Senior Secured Notes

In March 2015, we issued $350 million aggregate principal amount of 2.950% senior secured notes maturing in April 2025 (2025 Notes) and $375 million aggregate principal amount of 3.750% senior secured notes maturing in April 2045 (2045 Notes, and together with the 2025 Notes, the Notes).  We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of approximately $714 million from the sale of the Notes to repay borrowings under our revolving credit facility and for other general corporate purposes.  The Notes are secured by a first priority lien, and are secured equally and ratably with all of our other secured indebtedness.

Interest on the Notes is payable in cash semiannually in arrears on April 1 and October 1 of each year, beginning on October 1, 2015.  Prior to January 1, 2025, in the case of the 2025 Notes, and October 1, 2044, in the case of the 2045 Notes, we may at our option at any time redeem all or part of the Notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a make-whole premium.  On and after January 1, 2025, in the case of the 2025 Notes, and October 1, 2044, in the case of the 2045 Notes, Oncor may redeem the Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such Notes, plus accrued and unpaid interest. The Notes also contain customary events of default, including failure to pay principal or interest on the Notes when due.

The Notes were issued in a private placement.  In October 2015 we completed an offering with the holders of the Notes to exchange their respective Notes for notes that have terms identical in all material respects to the Notes (Exchange Notes), except that the Exchange Notes do not contain terms with respect to transfer restrictions, registration rights and payment of additional interest for failure to observe certain obligations in a certain registration rights agreement.  The Exchange Notes were registered on a Form S-4, which was declared effective in September 2015.

Debt-Related Activity in 2014

Debt Repayments

Repayments of long-term debt in 2014 totaled $131 million and represent transition bond principal payments at scheduled maturity dates.

Issuance of New Senior Secured Notes

In May 2014, we issued $250 million aggregate principal amount of 2.150% senior secured notes maturing in June 2019 (2019 Notes).  We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of approximately $248 million from the sale of the 2019 Notes to repay borrowings under our revolving credit facility and for other general corporate purposes.  The 2019 Notes are secured by a first priority lien, and are secured equally and ratably with all of our other secured indebtedness.

Interest on the 2019 Notes is payable in cash semiannually in arrears on June 1 and December 1 of each year, beginning on December 1, 2014.  We may at our option redeem the 2019 Notes, in whole or in part, at any time, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and, until May 1, 2019, a make-whole premium.  The 2019 Notes also contain customary events of default, including failure to pay principal or interest on the 2019 Notes when due.

The 2019 Notes were issued in a private placement.  In December 2014 we completed an offering with the holders of the 2019 Notes to exchange their respective 2019 Notes for notes that have terms identical in all material respects to the Notes (2019 Exchange Notes), except that the 2019 Exchange Notes do not contain terms with respect to transfer restrictions, registration rights and payment of additional interest for failure to observe certain obligations in a certain registration rights agreement.  The 2019 Exchange Notes were registered on a Form S-4, which was declared effective in November 2014.

Deed of Trust

Our secured indebtedness, including the revolving credit facility described in Note 6, is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness (including borrowings under our revolving credit facility) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At December 31, 2015, the amount of available bond credits was approximately $2.577 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $1.261 billion.

Maturities

Long-term debt maturities at December 31, 2015, are as follows:

Year	Amount

2016	$41
2017	324
2018	550
2019	250
2020	126
Thereafter	4,450
Unamortized discount and debt issuance costs	(54)
Total	$5,687

Fair Value of Long-Term Debt

At December 31, 2015 and 2014, the estimated fair value of our long-term debt (including current maturities) totaled $6.287 billion and $6.844 billion, respectively, and the carrying amount totaled $5.687 billion and $5.603 billion, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.